NET INCOME PER SHARE - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share Disclosure [Line Items]
Weighted average number of contingently issuable ordinary and nonvested shares	269,275	146,344	36,493
Weighted average number of ordinary shares from stock options and nonvested shares	2,677,598	3,677,197	4,406,820
Incremental weighted average number of ordinary shares from the assumed conversion of stock options and nonvested shares using the treasury stock method	1,876,004	2,961,677	3,150,229